CUSTOMER AND SUPPLIER CONCENTRATION (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Concentration Risk [Line Items]
Accounts Payable, Trade, Current	$ 9,139,161	$ 654,014
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Payable, Trade, Current	$ 3,459,882
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.90%
Customer Concentration Risk [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Supplier Concentration Risk [Member] | Trade Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	63.50%	67.20%